Deposits (Maturities of Certificates of Deposit) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Deposits [Line Items]
Total	$ 482,419	$ 480,123	$ 553,035
Certificates of Deposit
Time Deposits [Line Items]
2012		356,391
2013		40,998
2014		31,019
2015		34,581
2016 and after		17,134
Total		$ 480,123